Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 20,292	$ 28,507	$ 18,374
Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities			49
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,303	1,934	1,111
Trade and other payable
Disclosure of financial liabilities [line items]
Financial liabilities	18,989	26,573	17,214
Loans receivables
Disclosure of financial liabilities [line items]
Financial liabilities	14,806	123
Put option liability
Disclosure of financial liabilities [line items]
Financial liabilities	13,886
Other non-current liabilities.
Disclosure of financial liabilities [line items]
Financial liabilities	9,071
Share Warrant Obligations
Disclosure of financial liabilities [line items]
Financial liabilities	17,265	22,029
Financial liabilities not measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	20,292	28,507	18,374
Financial liabilities not measured at fair value | Loans from shareholders
Disclosure of financial liabilities [line items]
Financial liabilities			49
Financial liabilities not measured at fair value | Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	1,303	1,934	1,111
Financial liabilities not measured at fair value | Trade and other payable
Disclosure of financial liabilities [line items]
Financial liabilities	18,989	26,573	$ 17,214
Financial liabilities measured at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 55,028	$ 22,152